UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend

Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.4%

Security	Shares	Value
Aerospace & Defense — 1.5%
Honeywell International, Inc.	122,500	$12,136,075
United Technologies Corp.	121,615	13,387,379

		$25,523,454

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.(1)	332,753	$24,537,206

		$24,537,206

Banks — 11.3%
Bank of America Corp.(1)	2,152,274	$36,674,749
Citigroup, Inc.(1)	686,660	37,059,040
JPMorgan Chase & Co.(1)	549,470	33,056,115
KeyCorp	1,103,000	14,890,500
PNC Financial Services Group, Inc. (The)(1)	276,650	24,198,576
Wells Fargo & Co.(1)	770,000	41,949,600

		$187,828,580

Capital Markets — 1.6%
Affiliated Managers Group, Inc.(1)(2)	128,700	$26,202,033

		$26,202,033

Chemicals — 3.1%
LyondellBasell Industries NV, Class A	117,623	$9,275,750
Monsanto Co.	112,500	13,489,875
PPG Industries, Inc.	36,719	8,034,852
Syngenta AG ADR	306,500	20,164,635

		$50,965,112

Communications Equipment — 2.3%
QUALCOMM, Inc.	337,000	$24,567,300
Telefonaktiebolaget LM Ericsson, Class B	1,090,000	13,696,439

		$38,263,739

Consumer Finance — 2.0%
Discover Financial Services(1)	516,389	$33,849,299

		$33,849,299

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.(1)	628,500	$31,795,815

		$31,795,815

Electric Utilities — 3.4%
Edison International(1)	376,959	$23,959,514
NextEra Energy, Inc.(1)	311,090	32,474,685

		$56,434,199

Electrical Equipment — 1.0%
Emerson Electric Co.	268,120	$17,092,650

		$17,092,650

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	718,012	$15,092,612

		$15,092,612

Energy Equipment & Services — 0.3%
Halliburton Co.	127,500	$5,380,500

		$5,380,500

Security	Shares	Value
Food & Staples Retailing — 3.6%
CVS Health Corp.(1)	326,000	$29,783,360
Kroger Co. (The)(1)	490,500	29,351,520

		$59,134,880

Food Products — 2.2%
Mondelez International, Inc., Class A(1)	584,541	$22,914,007
Nestle SA ADR	172,500	12,946,125

		$35,860,132

Health Care Equipment & Supplies — 2.2%
Covidien PLC	214,640	$21,678,640
Stryker Corp.	164,000	15,237,240

		$36,915,880

Hotels, Restaurants & Leisure — 0.6%
Royal Caribbean Cruises, Ltd.	137,500	$10,139,250

		$10,139,250

Industrial Conglomerates — 0.8%
General Electric Co.	325,329	$8,617,965
Siemens AG	33,000	3,900,506

		$12,518,471

Insurance — 3.6%
ACE, Ltd.	207,283	$23,700,738
Aflac, Inc.	261,833	15,639,285
XL Group PLC	579,377	20,579,471

		$59,919,494

Internet Software & Services — 1.0%
Google, Inc., Class C(2)	31,000	$16,796,730

		$16,796,730

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.(1)	184,000	$23,789,360

		$23,789,360

Machinery — 1.9%
Caterpillar, Inc.(1)	240,373	$24,181,524
Trinity Industries, Inc.	206,000	6,604,360

		$30,785,884

Media — 3.1%
CBS Corp., Class B	124,263	$6,819,553
Comcast Corp., Class A	189,538	10,811,248
Walt Disney Co. (The)(1)	365,730	33,833,682

		$51,464,483

Multi-Utilities — 2.8%
PG&E Corp.	409,000	$20,654,500
Sempra Energy(1)	230,000	25,697,900

		$46,352,400

Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp.	208,000	$16,463,200
Chevron Corp.(1)	282,505	30,756,319
Devon Energy Corp.	261,377	15,413,402
Exxon Mobil Corp.(1)	589,362	53,360,835
Occidental Petroleum Corp.(1)	407,110	32,475,165
Phillips 66	200,500	14,640,510

		$163,109,431

Paper & Forest Products — 0.9%
International Paper Co.(1)	277,000	$14,908,140

		$14,908,140

Security	Shares	Value
Pharmaceuticals — 7.7%
Eli Lilly & Co.(1)	526,500	$35,865,180
Merck & Co., Inc.(1)	791,624	47,814,090
Roche Holding AG PC(1)	113,760	34,041,582
Teva Pharmaceutical Industries, Ltd. ADR	162,000	9,230,760

		$126,951,612

Real Estate Investment Trusts (REITs) — 4.0%
Equity Residential(1)	312,500	$22,137,500
Public Storage, Inc.(1)	115,370	21,646,873
Simon Property Group, Inc.(1)	121,335	21,937,368

		$65,721,741

Road & Rail — 0.8%
CSX Corp.	348,000	$12,698,520

		$12,698,520

Software — 3.4%
Microsoft Corp.(1)	732,000	$34,996,920
Oracle Corp.	492,862	20,902,278

		$55,899,198

Specialty Retail — 2.3%
Home Depot, Inc. (The)(1)	239,778	$23,833,933
TJX Cos., Inc. (The)	213,767	14,142,825

		$37,976,758

Tobacco — 3.5%
Altria Group, Inc.(1)	476,417	$23,944,718
Imperial Tobacco Group PLC	244,000	11,263,686
Reynolds American, Inc.(1)	342,000	22,541,220

		$57,749,624

Total Common Stocks (identified cost $1,172,280,783)		$1,431,657,187

Preferred Stocks — 27.1%

Security	Shares	Value
Banks — 13.2%
AgriBank FCB, 6.875% to 1/1/24(3)	92,513	$9,763,017
Banco Santander (Mexico), SA, 5.95% to 1/30/19(3)(4)	1,270	1,373,221
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	4,520	4,286,266
Barclays Bank PLC, 8.25% to 12/15/18(3)	13,540	14,408,329
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	412,807	10,952,802
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	94,700	9,813,287
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	13,800	1,431,319
Farm Credit Bank of Texas, Series 1, 10.00%	8,678	11,341,061
First Tennessee Bank, 3.75%(4)(5)	4,660	3,324,765
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(3)(4)	4,737	7,331,373
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	7,841	7,560,163
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	4,566	4,715,917
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)	5,113	5,194,498
KeyCorp, Series A, 7.75%	81,279	10,687,376
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	12,213	13,182,091
Northern Trust Corp., Series C, 5.85%	153,625	3,888,633
Regions Financial Corp., Series A, 6.375%	471,632	11,804,949
Royal Bank of Scotland Group PLC, Series S, 6.60%	299,682	7,498,044
Societe Generale, 7.875% to 12/18/23(3)(4)	7,040	7,342,060
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	13,597	15,572,485
SunTrust Banks, Inc., Series E, 5.875%	330,358	8,021,918
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	50,429	1,405,708
Texas Capital Bancshares, Inc., 6.50%	274,290	6,728,334
Texas Capital Bancshares, Inc., Series A, 6.50%	47,100	1,171,848

Security	Shares	Value
Webster Financial Corp., Series E, 6.40%	286,495	$7,143,037
Wells Fargo & Co., Series L, 7.50%	10,588	12,997,035
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	343,260	8,849,689
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	7,234	7,094,705
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	4,120	4,406,077

		$219,290,007

Capital Markets — 2.4%
Affiliated Managers Group, Inc., 6.375%	282,688	$7,438,228
Goldman Sachs Group, Inc. (The), Series I, 5.95%	171,000	4,211,559
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	349,225	8,440,768
Morgan Stanley, Series G, 6.625%	507,393	13,085,666
State Street Corp., Series D, 5.90% to 3/15/24(3)	253,695	6,652,517

		$39,828,738

Consumer Finance — 1.7%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	150,267	$3,997,478
Capital One Financial Corp., Series B, 6.00%	593,826	14,429,972
Discover Financial Services, Series B, 6.50%	375,869	9,536,736

		$27,964,186

Diversified Financial Services — 1.6%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	50.05	$5,662,388
KKR Financial Holdings, LLC, Series A, 7.375%	435,261	11,452,805
RBS Capital Funding Trust VII, Series G, 6.08%	395,086	9,675,656

		$26,790,849

Electric Utilities — 2.0%
AES Gener SA, 8.375% to 6/18/19(3)(4)	7,010	$8,095,990
Electricite de France SA, 5.25% to 1/29/23(3)(4)	2,950	3,116,798
Entergy Arkansas, Inc., 4.90%	96,455	2,288,154
Entergy Arkansas, Inc., 6.45%	308,409	7,768,052
Entergy Louisiana, LLC, 6.95%	14,484	1,467,410
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,835,281
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	300,395	6,912,840

		$32,484,525

Food Products — 0.9%
Dairy Farmers of America, 7.875%(4)	94,450	$10,094,344
Ocean Spray Cranberries, Inc., 6.25%(4)	57,835	5,279,254

		$15,373,598

Insurance — 1.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)	13,000	$5,200,813
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	70,552	1,830,824
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	89,150	2,469,009
Endurance Specialty Holdings, Ltd., Series B, 7.50%	92,875	2,445,399
Montpelier Re Holdings, Ltd., 8.875%	301,613	8,360,712

		$20,306,757

Machinery — 1.0%
Stanley Black & Decker, Inc., 5.75%	644,724	$16,506,546

		$16,506,546

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	119,047	$2,932,128

		$2,932,128

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(3)	283,020	$7,537,530

		$7,537,530

Real Estate Investment Trusts (REITs) — 1.6%
American Realty Capital Properties, Inc., Series F, 6.70%	281,286	$6,317,684
Cedar Realty Trust, Inc., Series B, 7.25%	188,900	4,881,176
Chesapeake Lodging Trust, Series A, 7.75%	73,431	1,926,095

Security	Shares	Value
DDR Corp., Series J, 6.50%	250,000	$6,470,000
DDR Corp., Series K, 6.25%	129,500	3,289,624
Sunstone Hotel Investors, Inc., Series D, 8.00%	120,774	3,204,291

		$26,088,870

Thrifts & Mortgage Finance — 0.9%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	4,750	$4,512,500
EverBank Financial Corp., Series A, 6.75%	391,931	9,960,926

		$14,473,426

Total Preferred Stocks (identified cost $430,229,303)		$449,577,160

Corporate Bonds & Notes — 11.3%

Security	Principal Amount (000’s omitted)	Value
Banks — 4.0%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(3)(4)	$3,262	$2,519,895
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	10,197	10,247,985
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	12,885	13,418,168
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	14,150	13,803,325
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(3)	9,180	9,258,682
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(4)	5,691	7,793,142
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(3)(6)	5,461	5,783,636
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	5,100	4,003,500

		$66,828,333

Chemicals — 0.2%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$2,350	$2,432,250

		$2,432,250

Diversified Financial Services — 1.7%
Leucadia National Corp., 6.625%, 10/23/43	$5,436	$5,744,433
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	9,482	7,917,470
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	16,261	15,000,773

		$28,662,676

Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$8,049	$8,531,940

		$8,531,940

Electric Utilities — 1.9%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$11,100	$12,992,772
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	18,510	18,751,352

		$31,744,124

Insurance — 2.5%
Genworth Financial, Inc., 7.625%, 9/24/21	$1,806	$1,858,101
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(3)	4,575	7,468,688
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	3,685	3,839,770
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	6,719	7,341,643
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)	20,857	20,179,147

		$40,687,349

Pipelines — 0.5%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$8,706	$8,695,117

		$8,695,117

Total Corporate Bonds & Notes (identified cost $175,121,255)		$187,581,789

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$17,825	$17,825,106

Total Short-Term Investments (identified cost $17,825,106)		$17,825,106

Total Investments — 125.9% (identified cost $1,795,456,447)		$2,086,641,242

Other Assets, Less Liabilities — (25.9)%		$(429,492,390)

Net Assets — 100.0%		$1,657,148,852

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $200,491,237 or 12.1% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2014.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2014, the aggregate value of these securities is $5,783,636 or 0.3% of the Fund’s net assets.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $8,301.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	83.3%	$1,738,801,454
Switzerland	3.9	80,955,667
United Kingdom	3.3	69,256,008
Ireland	2.0	40,758,618
France	1.8	37,453,804
Brazil	1.0	20,685,350
Netherlands	0.9	18,207,596
Sweden	0.7	13,696,439
Germany	0.6	13,159,188
Italy	0.6	12,992,772
Australia	0.5	11,181,413

Country	Percentage of Total Investments	Value
Israel	0.4%	$9,230,760
Bermuda	0.4	8,360,712
Chile	0.4	8,095,990
China	0.1	2,432,250
Mexico	0.1	1,373,221

Total Investments	100.0%	$2,086,641,242

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,795,455,692

Gross unrealized appreciation	$319,537,743
Gross unrealized depreciation	(28,352,193)

Net unrealized appreciation	$291,185,550

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$99,580,491	$—		$—	$99,580,491
Consumer Staples	141,480,950	11,263,686		—	152,744,636
Energy	168,489,931	—		—	168,489,931
Financials	373,521,147	—		—	373,521,147
Health Care	153,615,270	34,041,582		—	187,656,852
Industrials	119,255,679	3,900,506		—	123,156,185
Information Technology	112,355,840	13,696,439		—	126,052,279
Materials	65,873,252	—		—	65,873,252
Telecommunication Services	31,795,815	—		—	31,795,815
Utilities	102,786,599	—		—	102,786,599
Total Common Stocks	$1,368,754,974	$62,902,213	*	$—	$1,431,657,187
Preferred Stocks
Consumer Staples	$—	$15,373,598		$—	$15,373,598
Energy	—	7,537,530		—	7,537,530
Financials	122,346,440	252,396,393		—	374,742,833
Industrials	—	16,506,546		—	16,506,546
Utilities	2,932,128	32,484,525		—	35,416,653
Total Preferred Stocks	$125,278,568	$324,298,592		$—	$449,577,160
Corporate Bonds & Notes	$—	$187,581,789		$—	$187,581,789
Short-Term Investments	—	17,825,106		—	17,825,106
Total Investments	$1,494,033,542	$592,607,700		$—	$2,086,641,242

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	January 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 26, 2015